Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11 — Commitments and Contingencies

Promotional Rights

The Company acquires promotional rights from time to time that may contain obligations for future payments. As of September 30, 2017, the Company is obligated under three licenses, production and/or distribution agreements to make guaranteed payments as follows: $475,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of net revenues. In addition, there are two other agreements that provide for a revenue share of 50% on net revenues, but no guaranteed payments. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Legal Proceedings

On March 3, 2016, Blink TV Limited and Northstar Media, Inc. (collectively, the “Plaintiffs”) filed a claim in the Los Angeles County Superior Court of California against the Company and LiveXLive, alleging breaches of two different license agreements for the live-streaming rights to “Bestival,” an annual music festival which takes place on the Isle of Wight in England. LiveXLive and the Company demurred to the complaint on May 10, 2016, and, prior to the hearing on the demurrer, Plaintiffs amended their complaint. The amended complaint no longer states a claim against the Company and only states a single cause of action against LiveXLive for the alleged breach of a single license agreement. Plaintiffs are seeking $300,000 in damages. To date, LiveXLive has vigorously contested Plaintiffs’ claims. In doing so, on December 23, 2016, LiveXLive filed a cross-complaint against Plaintiffs for breach of contract and breach of the implied covenant of good faith and fair dealing. On May 11, 2017, the parties agreed to a mediation which is tentatively scheduled for October 30, 2017, and a trial date was set for March 2018. On September 27, 2017, LiveXLive was notified that Blink TV Limited is in bankruptcy proceeding in England and now has liquidators in place who are assuming the litigation. Blink TV’s liquidators will need to move for permission to substitute in as the real parties in interest. The mediation that was prospectively scheduled for October 30, 2017 has been indefinitely delayed pending the liquidators’ decision of how to proceed. The Company does not anticipate any further developments in this case to occur until sometime in 2018.

On July 17, 2017, Exodus Festival, Inc. (“Exodus”) filed a demand for arbitration with the International Centre for Dispute Resolution (“ICDR”), a division of the American Arbitration Association (the “AAA”), requesting for the ICDR to proceed to administer an arbitration proceeding among Exodus, Wantickets and LXL Tickets, in connection with event proceeds of $155,633 allegedly owed by Wantickets to Exodus pursuant to a certain Presale Agreement For On-line Ticket Sales Services, entered into by and between Wantickets and Exodus on or about October 20, 2015 (the “Exodus-Wantickets Agreement”). Exodus alleges that LXL Tickets assumed Wantickets’ obligations under the Exodus-Wantickets Agreement pursuant to the Asset Purchase Agreement, dated May 5, 2017 (the “APA”), among Wantickets, LXL Tickets, the Company and certain other persons. On August 24, 2017, the ICDR determined that Exodus has met the filing requirements by filing a Demand for Arbitration providing for administration by the ICDR/AAA under its rules and/or procedures. Accordingly, the ICDR will proceed with the administration of this matter. In accordance with the preliminary hearing conference call with the arbitrator held on November 20, 2017, LXL Tickets will be permitted to submit a preliminary motion by December 15, 2017 to request for the arbitration claim to be dismissed based on jurisdictional and other arbitrability arguments (the “Preliminary Motion”). Exodus will be permitted to submit a response to the Preliminary Motion by December 22, 2017 to state why the Preliminary Motion should be denied. In the event the arbitrator denies LXL Tickets’ Preliminary Motion, the parties shall proceed with the formal arbitration proceeding with the arbitrator. LXL Tickets intends to vigorously dispute such arbitration demand and related claims, including based on jurisdictional and other arbitrability arguments, and any obligations or liability to Exodus and to defend itself against such demand and claims.

On November 29, 2017, CL, LLC (d/b/a Light Nightclub) and CDBC, LLC (d/b/a Daylight Beach Club) (collectively, “Light”) filed a claim in the District Court, Clark County, Nevada against Wantickets, the Company, LXL Tickets, Joseph Schnaier and Brian Landow, alleging total damages in excess of $287,000 (plus attorney’s fees) (the “Claim Amount”) and (i) as to Wantickets and Mr. Schnaier, breach of contract with respect to the Presale Agreement For On-line Ticket Sales Services, entered into by and between Wantickets and Light on or about September 30, 2016, and breach of implied covenant of good faith and fair dealing, (ii) as to Mr. Landow, tortious interference with contract, (iii) as to the Company and LXL Tickets, successor in interest liability, and (iv) as to all defendants (except for Mr. Landow), unjust enrichment. In connection with this action, on October 3, 2017, Light entered into a settlement agreement with Wantickets and Mr. Schnaier, pursuant to which, among other things, Mr. Schnaier agreed to pledge all of his shares in the Company (the “Schnaier Shares”) to secure his stipulated confession of judgment given to Light if Wantickets and Mr. Schnaier do not pay the Claim Amount by November 20, 2017. Based on the Company’s understanding, Wantickets and Mr. Schnaier have failed to pay the Claim Amount to Light by such date. Accordingly, Light has filed a motion to be heard on December 19, 2017, for the court to place on calendar for entry of such confession of judgment and judgment against Wantickets and Mr. Schnaier. Based on the Company’s understanding, if the court enters such confession of judgment and judgment against Wantickets and Mr. Schnaier, Light will subsequently proceed to foreclose on the Schnaier Shares to satisfy the Claim Amount. Furthermore, we believe that if Light successfully forecloses on the Schnaier Shares and is able to satisfy the full Claim Amount from the sale of such shares, this action will be voluntarily withdrawn against all defendants; however, there can be no assurance that this will occur.

The Company believes that this action against it and LXL Tickets is without merit and the Company intends to vigorously defend itself and LXL Tickets and any obligations or liability to Light with respect to such claims.

The Company is not aware of any other material pending legal proceedings. From time to time, the Company may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. An adverse result in these or other matters may have, individually or in the aggregate, a material adverse effect on the Company’s business, financial condition or operating results.

Employment Agreements

Jerome Gold

In September 2017, the Company entered into an amended and restated employment agreement with Mr. Gold for a term of three years at an annual salary of $120,000 for the period commencing from the effective date of his employment agreement to the day immediately prior to the closing of the Public Offering. Following the closing of the Public Offering, Mr. Gold’s annual salary shall increase to $400,000. Mr. Gold shall also receive a $250,000 cash bonus within thirty days after such closing. Mr. Gold is also eligible to receive a Performance Bonus (as defined in his employment agreement) equal to 100% of his base salary and payable in accordance with the annual bonus plan applicable to the Company’s senior executives to be established following the closing of the Public Offering. Mr. Gold was also granted options to purchase 333,334 shares of the Company’s common stock at a price of $1.65 per share (the “Gold Options”). The Gold Options were granted pursuant to the Company’s 2016 Plan. The Gold Options shall vest in increments, with the first tranche of one-twelfth of the shares underlying the Gold Options vesting three months from the effective date of his employment agreement, with an additional one-twelfth of the shares underlying the Gold Options vesting every third month thereafter through the expiration of the three-year term. Each tranche of the Gold Options shall become exercisable on the earlier of (i) one year after the date such portion shall vest, (ii) the second anniversary of the effective date of Mr. Gold’s employment agreement, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of the Company. In the event of a Change of Control (as defined in his employment agreement), any unvested portion of the Gold Options shall vest and become exercisable effective immediately prior to such event. Each tranche of the Gold Options and the shares underlying such options is subject to a lock-up restriction for a period of twelve months from the date that such tranche of the options vests; provided, that such restriction period shall terminate with respect to all Gold Options and the shares underlying such options twenty-four months from the effective date of Mr. Gold’s employment agreement.

If Mr. Gold’s employment is terminated by us without “Cause” or by Mr. Gold for “Good Reason” (each as defined in his employment agreement, subject to the Company’s right to cure), he will be entitled to termination benefits, pursuant to which (i) the Company will pay Mr. Gold certain accrued obligations and prior year bonus amounts, if any; and (ii) subject to timely execution and non-revocation of a release as provided in his employment agreement (v) the Company will continue to pay Mr. Gold his base salary for a period from the termination date through the lesser of twelve months or the period through and inclusive of the last day of the three-year term of his employment agreement; (w) unvested Gold Options and Other Equity Awards (as defined in his employment agreement) shall automatically accelerate and become vested and exercisable for a period of twelve months from the termination date, but in all events no later than the end of the applicable term for each such award; (x) any such accelerated Gold Options and Other Equity Awards shall remain outstanding and be exercisable, to the extent applicable, for a period of twelve months from the later of the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (y) all restrictions on the Other Equity Awards shall automatically and immediately lapse; and (z) the Company will continue to cover costs for Mr. Gold’s and his dependents continued participation in the Company’s medical plans from the termination date through and inclusive of the lesser of twelve months or the period through the date on which he obtains other coverage. Mr. Gold’s employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of his employment and protection of the Company’s confidential information, customary representations and warranties and indemnification obligations.

Robert Ellin

In September 2017, the Company entered into an employment agreement with Mr. Ellin for a term of five years at an annual salary of $650,000 payable commencing on the day of the closing of the Public Offering. Mr. Ellin shall be eligible to receive an annual Performance Bonus (as defined in his employment agreement) in accordance with the Company’s annual bonus plan applicable to its senior executives. The Performance Bonus shall be equal to 100% of Mr. Ellin’s average annualized base salary during the fiscal year for which the Performance Bonus is earned and payable in accordance with the annual bonus plan applicable to the Company’s senior executives to be established following the closing of the Public Offering. Mr. Ellin was also granted options to purchase 1,166,667 shares of the Company’s common stock at a price equal to the public offering price set forth on the cover of the prospectus or, if higher, the fair market value of the shares of the Company’s common stock on the date of grant (the “Ellin Options”). The Ellin Options were granted pursuant to the Company’s 2016 Plan. The first tranche of 666,667 shares underlying the Ellin Options (the “Ellin Service Options”) shall vest in one-twelfth increments every three months for a three year period from the effective date of his employment agreement. Each tranche of the Ellin Service Options shall become exercisable one year after the date such tranche shall vest. In the event of a Change of Control (as defined in his employment agreement), any unvested portion of the Ellin Service Options shall vest and become exercisable effective immediately prior to such event. The second tranche of 500,000 shares underlying the Ellin Options shall 100% vest if prior to the third anniversary of the effective date of his employment agreement the shares of the Company’s common stock shall have traded at a price of $30.00 per share or more for a period of 90 consecutive trading days during which an average of at least 166,667 shares are traded per day (the “Ellin Performance Options”). The Ellin Performance Options shall become exercisable one year after the vesting date, provided that, in the event of a Change of Control, if the Ellin Performance Options have vested prior to such date, they shall be immediately exercisable upon such event. Each tranche of the Ellin Options and the shares underlying such options is subject to a lock-up restriction for a period of 12 months from the date that such tranche of the options vests; provided, that such restriction period shall terminate with respect to all Ellin Options and the shares underlying such options 24 months from the effective date of Mr. Ellin’s employment agreement.

If Mr. Ellin’s employment is terminated by us without “Cause” or by Mr. Ellin for “Good Reason” (each as defined in his employment agreement, subject to the Company’s right to cure), he will be entitled to termination benefits, pursuant to which (i) the Company will pay Mr. Ellin certain accrued obligations and prior year bonus amounts, if any; and (ii) subject to timely execution and non-revocation of a release as provided in his employment agreement, (u) the Company will pay Mr. Ellin a one-time payment of $10,000,000; (v) unvested Ellin Options (other than the Ellin Performance Options) and Other Equity Awards (as defined in his employment agreement) shall automatically accelerate and become vested and exercisable for a period of 12 months from the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (w) the Ellin Performance Options shall continue to vest if, and only if, the performance criteria specified above for the vesting of the Ellin Performance Options are satisfied during the twelve-month period following the termination date; (x) any such accelerated Ellin Service Options, Ellin Performance Options and Other Equity Awards will remain outstanding and be exercisable, to the extent applicable, for a period of twelve months from the later of the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (y) all restrictions on the Other Equity Awards that are vested on the terminate date (or during the twelve-month period following the termination date) shall automatically and immediately lapse; and (z) the Company will continue to cover costs for Mr. Ellin and his dependents continued participation in the Company’s medical plans from the termination date through and inclusive of the lesser of twelve months or the period through the date on which he obtains other coverage. Mr. Ellin’s employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of Mr. Ellin’s employment and protection of its confidential information, customary representations and warranties and indemnification obligations. Until the date that the Public Offering is completed, the Company agreed to continue to pay to Trinad Management a cash fee at the rate of $30,000 per month (or pro-rata thereof), consistent with the terms of the Management Agreement, dated as of September 23, 2011, between the Company and Trinad LLC, whether such agreement is terminated or not prior to the date that the Public Offering is completed.

Note 10 — Commitments and Contingencies

Promotional Rights

The Company acquires promotional rights from time to time that may contain obligations for future payments. During the year ended March 31, 2017, the Company incurred $350,000 in payment obligations for the acquisition of certain promotional rights. As of March 31, 2017, the Company is obligated under two licenses, production and/or distribution agreements to make guaranteed payments as follows: $500,000 for the fiscal year ended March 31, 2018, and $325,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of capital and net revenues. In addition, there are two other agreements that provide for a revenue share of 50% on net revenues, but no guaranteed payments. If the events do not occur as planned and/or the Company does not undertake production of such events, or if the revenue from these events does not allow the Company to recover its production costs, no additional liability for additional payments or promotional right will remain.

Legal Proceedings

Bengough Settlement

On May 20, 2016, Mr. Oliver Bengough, the Company’s former Chief Executive Officer and director, filed a Petition for Relief (the “Petition”) in the High Court of Justice, Chancery Division (the “Court”) against OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the “Respondents”). In the Petition, Mr. Bengough claimed, among other things, certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a “deterioration” of the relationship between the parties. OCHL was formed by OCL’s stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.

On September 22, 2016, Mr. Bengough entered into a Settlement Agreement (the “Settlement Agreement”) with the Respondents and Global Loan Agency Services Limited, as escrow agent (the “Escrow Agent”), relating to the Petition. Pursuant to the Settlement Agreement, the parties agreed, among other things, to (i) the terms of settlement in relation to all facts, matters and allegations raised by the Petition against the Respondents, including disputed liability under a junior promissory note, dated as of April 28, 2014, issued by OCHL and OCL in favor of JJAT, (ii) sell 48,878 ordinary shares and the 2,750 deferred ordinary shares in OCHL owned by the Company to Mr. Bengough on the terms provided in the Settlement Agreement, (iii) resolve certain ancillary matters arising from the past business dealings between Messrs. Ellin and Bengough, and (iv) to consummate the transactions contemplated thereunder and under certain related transaction documents (as defined below) (collectively, the “Settlement Transactions”).

Pursuant to the terms of the Settlement Agreement, on November 24, 2016, Financial Consulting LLP BTG, an independent expert valuation firm engaged to determine the value of the ordinary shares in OCHL, delivered its final valuation report to the parties and that its analysis yielded that the value of the ordinary shares of OCHL is $4,455,833 (£3,612,057), therefore entitling the Company to $2,182,274 (£1,769,029) (or 50% of the value) minus $45,643 (£37,000) (as agreed to by the parties). On December 1, 2016, the Escrow Agent paid to the Company, via the funds deposited by Mr. Bengough, $2,182,274 as the Final Sale Price and the rest of Settlement Transactions were automatically consummated (including the Company’s sale of its OCHL shares to Mr. Bengough).

Blink TV Limited and Northstar Media, Inc.

On March 3, 2016, Blink TV Limited and Northstar Media, Inc. (collectively, the “Plaintiffs”) filed a claim in the Los Angeles County Superior Court of California against the Company and LiveXLive, alleging breaches of two different license agreements for the live-streaming rights to “Bestival,” an annual music festival which takes place on the Isle of Wight in England. LiveXLive and the Company demurred to the complaint on May 10, 2016, and, prior to the hearing on the demurrer, Plaintiffs amended their complaint. The amended complaint no longer states a claim against the Company and only states a single cause of action against LiveXLive for the alleged breach of a single license agreement. Plaintiffs are seeking $300,000 in damages.

To date, LiveXLive has vigorously contested Plaintiffs’ claims. In doing so, on December 23, 2016, LiveXLive filed a cross-complaint against Plaintiffs for breach of contract and breach of the implied covenant of good faith and fair dealing. On May 11, 2017, the parties agreed to a mediation which is tentatively scheduled for October 2017, and a trial date is set for March 2018.

The Company is currently not aware of any other pending material legal proceedings. From time to time, we may become involved in various lawsuits and legal proceedings that arise in the ordinary course of business. An adverse result in these or other matters may have, individually or in the aggregate, a material adverse effect on the Company’s business, financial condition or operating results.